Related party transactions and balances (FY) (Details)				6 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($) shares	May 10, 2023 USD ($)	May 10, 2023 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 CAD ($) shares	Jul. 31, 2025 USD ($)
Related Party Transactions [Abstract]
Accrued liabilities				$ 5,394,189		$ 492,925
Proceeds from warrant exercise	$ 86,237			86,237	$ 176,113
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities				$ 525,398					$ 478,072
DevvStream Holdings, Inc. [Member]
Related Party Transactions [Abstract]
Accrued liabilities						813,284	$ 418,365
Exercise of shares (in shares) | shares	600,000
Proceeds from warrant exercise		$ 301,984	$ 404,000			176,113	301,984
DevvStream Holdings, Inc. [Member] | Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities						$ 478,072	$ 23,534
DevvStream Holdings, Inc. [Member] | Related Party [Member]
Related Party Transactions [Abstract]
Shares issued (in shares) | shares							180,000
Exercise of shares (in shares) | shares							180,000	180,000
Proceeds from warrant exercise							$ 26,910	$ 36,000